SIGNIFICANT ACCOUNTING POLICIES (Property and equipment) (Details)	12 Months Ended
Dec. 31, 2013
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
%	33.00%
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
%	7.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
%	6.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
%	20.00%